Important Information Regarding
the Federated Hermes Funds

SUPPLEMENT TO CURRENT STATEMENTS OF ADDITIONAL INFORMATION
Effective May 14, 2026, John B. Fisher has retired from the Federated Hermes Funds listed below (the “Federated Hermes Funds”) and will therefore no longer serve as Director/Trustee or President, as applicable, of such registrants, as identified below. Also effective May 14, 2026, Paul A. Uhlman has begun serving as an interested Director/Trustee or President, as applicable, to the Federated Hermes Funds.
In his role as Director/Trustee, Mr. Uhlman will serve an indefinite term until the earlier to occur of: (1) his resignation; (2) his death; (3) his removal and appointment of his successor; or (4) his retirement upon attaining the age of 75 years in accordance with the Federated Hermes Funds Director Service Policy. Officers of the Federated Hermes Funds are elected annually.
Accordingly, in the section of the Statement of Additional Information “Who Manages and Provides Services to the Fund?” for each of the Federated Hermes Funds, please replace the biographical information for Mr. Fisher with the following information for Mr. Uhlman:
In the section “Who Manages and Provides Services to the Fund?”, please add the following information for Mr. Uhlman:
Name Birth Date	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Paul A. Uhlman Birth Date: April 12, 1966
Principal Occupations Principal Executive Officer and President of certain of the Funds in the Federated Hermes Complex; Director or
Trustee of certain of the Funds in the Federated Hermes Complex; Director and Vice President, Federated Hermes, Inc.; President and
CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated Investment Management Company and Federated MDTA LLC; Vice
President, Federated Investors Trust Company.
Previous Positions: President and Director, Federated Securities Corp.; Executive Vice President, Federated Investment Counseling.

The Federated Hermes Funds include all of the following registrants (including any of their portfolios and/or share classes):
FEDERATED HERMES ADVISER SERIES
FEDERATED HERMES ADJUSTABLE RATE SECURITIES TRUST
FEDERATED HERMES CORE TRUST
FEDERATED HERMES CORE TRUST III
FEDERATED HERMES EQUITY FUNDS
FEDERATED HERMES STRATEGIC DIVIDEND GROWTH FUND, INC.
FEDERATED HERMES GLOBAL ALLOCATION FUND
Federated Hermes Government Income Trust
Federated Hermes Short-Intermediate Government Trust
FEDERATED SHORT-INTERMEDIATE MUNICIPAL TRUST
Federated HERMES INSURANCE SERIES
Federated Hermes High Yield Trust
Federated Hermes Index Trust
Federated Hermes Institutional Trust
Federated Hermes Income Securities Trust
Federated Hermes Managed Pool Series
Federated Hermes Fixed Income Securities, Inc.
Federated Hermes Intermediate Municipal Trust
Federated Hermes Investment Series Funds, Inc.
Federated Hermes MDT Series
Federated Hermes Municipal Securities Income Trust
FEDERATED HERMES SUSTAINABLE HIGH-YIELD BOND FUND, INC.
FEDERATED HERMES TOTAL RETURN GOVERNMENT BOND FUND
FEDERATED HERMES total return series, inc.
May 20, 2026

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457245 (5/26)
© 2026 Federated Hermes, Inc.